Leases - Future net minimum lease payments for capital leases and the present value of the net minimum lease payment (Details) $ in Millions	Dec. 31, 2023 USD ($)
Land And Building [Member]
Operating Leases
2024	$ 208
2025	177
2026	143
2027	100
2028	68
Thereafter	158
Total minimum lease payments	854
Difference between undiscounted cash flows and discounted cash flows	(89)
Present value of minimum lease payments	765
Finance Leases
2024	21
2025	21
2026	18
2027	18
2028	18
Thereafter	92
Total minimum lease payments	188
Difference between undiscounted cash flows and discounted cash flows	(34)
Present value of minimum lease payments	154
Machinery And Equipment [Member]
Operating Leases
2024	65
2025	49
2026	27
2027	11
2028	2
Thereafter	4
Total minimum lease payments	158
Difference between undiscounted cash flows and discounted cash flows	(8)
Present value of minimum lease payments	150
Finance Leases
2024	16
2025	12
2026	6
2027	5
2028	1
Thereafter	0
Total minimum lease payments	40
Difference between undiscounted cash flows and discounted cash flows	(2)
Present value of minimum lease payments	$ 38